Segmented information - Segmented Information (Details) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2023 CAD ($) measure	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 CAD ($) measure	Dec. 31, 2022 CAD ($)
Disclosure of operating segments [line items]
Operating revenues			$ 24,673	$ 24,174
Operating costs			(14,256)	(13,975)
Adjusted EBITDA			10,417	10,199
Severance, acquisition and other costs			(200)	(94)
Depreciation and amortization			(4,918)	(4,723)
Finance costs
Interest expense			(1,475)	(1,146)
Net return on post-employment benefit plans			108	51
Impairment of assets			(143)	(279)
Other expense			(466)	(115)
Income taxes			(996)	(967)
Net earnings			2,327	2,926
Goodwill	$ 10,942	$ 10,906	10,942	10,906
Indefinite-life intangible assets	$ 9,815	9,826	9,815	9,826
Capital expenditures			$ 4,581	5,133
Number of measures of profit to make decisions | measure	1		1
External Service Revenue
Disclosure of operating segments [line items]
Operating revenues			$ 24,673	24,174
Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues			0	0
Operating Service
Disclosure of operating segments [line items]
Operating revenues			21,154	20,956
Operating Service | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues			21,154	20,956
Operating Service | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues			0	0
Total products
Disclosure of operating segments [line items]
Operating revenues			3,519	3,218
BELL MEDIA
Finance costs
Impairment of assets	$ (86)	(147)
Operating segments | BELL CTS
Disclosure of operating segments [line items]
Operating revenues			21,926	21,301
Operating costs			(12,206)	(11,847)
Adjusted EBITDA			9,720	9,454
Finance costs
Goodwill	8,099	7,960	8,099	7,960
Indefinite-life intangible assets	8,052	7,980	8,052	7,980
Capital expenditures			4,421	4,971
Operating segments | BELL CTS | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues			21,897	21,270
Operating segments | BELL CTS | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues			29	31
Operating segments | BELL CTS | Operating Service
Disclosure of operating segments [line items]
Operating revenues			18,407	18,083
Operating segments | BELL CTS | Operating Service | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues			18,378	18,052
Operating segments | BELL CTS | Operating Service | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues			29	31
Operating segments | BELL CTS | Total products
Disclosure of operating segments [line items]
Operating revenues			3,519	3,218
Operating segments | BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues			3,117	3,254
Operating costs			(2,420)	(2,509)
Adjusted EBITDA			697	745
Finance costs
Goodwill	2,843	2,946	2,843	2,946
Indefinite-life intangible assets	1,763	1,846	1,763	1,846
Capital expenditures			160	162
Operating segments | BELL MEDIA | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues			2,776	2,904
Operating segments | BELL MEDIA | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues			341	350
Operating segments | BELL MEDIA | Operating Service
Disclosure of operating segments [line items]
Operating revenues			3,117	3,254
Operating segments | BELL MEDIA | Operating Service | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues			2,776	2,904
Operating segments | BELL MEDIA | Operating Service | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues			341	350
Operating segments | BELL MEDIA | Total products
Disclosure of operating segments [line items]
Operating revenues			0	0
INTER- SEGMENT ELIMINA- TIONS
Disclosure of operating segments [line items]
Operating revenues			(370)	(381)
Operating costs			370	381
Adjusted EBITDA			0	0
Finance costs
Goodwill	0	0	0	0
Indefinite-life intangible assets	$ 0	$ 0	0	0
Capital expenditures			0	0
INTER- SEGMENT ELIMINA- TIONS | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues			0	0
INTER- SEGMENT ELIMINA- TIONS | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues			(370)	(381)
INTER- SEGMENT ELIMINA- TIONS | Operating Service
Disclosure of operating segments [line items]
Operating revenues			(370)	(381)
INTER- SEGMENT ELIMINA- TIONS | Operating Service | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues			0	0
INTER- SEGMENT ELIMINA- TIONS | Operating Service | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues			(370)	(381)
INTER- SEGMENT ELIMINA- TIONS | Total products
Disclosure of operating segments [line items]
Operating revenues			$ 0	$ 0